Common Stock (Details Narrative)			1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 13, 2017 USD ($) Integer shares	Oct. 06, 2016 USD ($) Integer shares	Nov. 30, 2016 USD ($) Integer shares	Sep. 30, 2016 USD ($) Integer shares	Aug. 31, 2016 USD ($) Integer shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2016 USD ($)
Debt conversion, converted instrument, shares Issued | shares	29,788,980	24,655,278	78,374,583	115,989,052	38,479,487
Debt conversion, converted instrument, amount	$ 8,800	$ 4,330	$ 11,234	$ 56,552	$ 47,904		$ 2,769,214
Interest on debt conversion	$ 1,924
Number of significant shareholders | Integer	1	2	2	2	2
Convertible Note [Member]
Debt conversion, converted instrument, shares Issued | shares						170,388,840
Debt conversion, converted instrument, amount						$ 94,257
Accrued interest						$ 13,185